INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 1,697	$ 1,894
Provision for other employee related obligations, non-current	1,362	1,400
Provision for deferred revenues/expenses and other obligations, non-current	3,963	4,292
Other temporary differences, net, non-current	2,117	1,280
Gross deferred income taxes, non-current	9,139	8,866
Deferred income taxes included in long-term investments and other assets	11,091	11,360
Deferred income taxes included in long-term liabilities	(1,952)	(2,494)
Total deferred income taxes	$ 9,139	$ 8,866